Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” to our CEO and, on an average basis, our other NEOs (in each case, as determined under SEC rules), our TSR, the TSR of the S&P Healthcare Equipment Select Industry Index, our net income (loss), and our financial performance measure for compensatory purposes, revenue.

Year	Summary Compensation Table Total for CEO(1) $	Compensation Actually Paid to CEO(2) $	Average Summary Compensation Table for other NEOs(3) $	Compensation Actually Paid to other NEOs(2)(3) $	TSR(4)	Peer Group TSR(4)	Net Income (Loss) $ in millions	Revenue $ in millions
2022	17,769,126	421,784	3,219,666	859,589	$33.69	$105.61	3.0	406.4
2021	7,402,510	(50,122,840)	2,461,550	(3,133,804)	$68.97	$137.80	(131.4)	386.9
2020	8,989,919	39,108,401	2,470,786	4,267,300	$147.27	$133.15	(83.1)	362.0

(1) Mr. Grossman was the CEO for each of the years presented.

(2) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the grant date fair value of the award. The following table details these adjustments: The value realized on the vesting date is based on the closing trading price of our common stock on the vesting date, multiplied by the number of RSUs and PSUs vested.

(3) NEOs for the years presented were Mr. MacLeod, Ms. Pellegrini and Mr. Rashid.

(4) Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P Healthcare Equipment Select Industry Index.

Year	Executive(s)	Summary Compensation Table Total $	Subtract Equity Awards Granted in Fiscal Year $	Add Year-End Equity Fair Value $	Change in Value of Prior Equity Awards $	Add Equity Awards Vested and Granted in same Year $	Add Change in Value of Vested Equity Awards $	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions $	Compensation Actually Paid $
2022	CEO	17,769,126	(16,020,750)	5,738,758	(2,121,116)	—	(4,944,233)	—	421,784
	Other NEOs	3,219,666	(2,470,957)	1,305,352	(773,443)	—	(424,058)	3,029	859,589
2021	CEO	7,402,510	(6,544,670)	2,438,004	(51,571,878)	—	(1,846,806)	—	(50,122,840)
	Other NEOs	2,461,550	(2,002,150)	790,078	(3,789,474)	—	(593,808)	—	(3,133,804)
2020	CEO	8,989,919	(7,592,361)	12,642,432	24,498,927	—	569,484	—	39,108,401
	Other NEOs	2,470,786	(1,862,571)	2,167,144	1,344,866	—	278,308	(131,234)	4,267,300

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	Mr. Grossman was the CEO for each of the years presented.NEOs for the years presented were Mr. MacLeod, Ms. Pellegrini and Mr. Rashid.
Peer Group Issuers, Footnote [Text Block]	Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P Healthcare Equipment Select Industry Index.
PEO Total Compensation Amount	$ 17,769,126	$ 7,402,510	$ 8,989,919
PEO Actually Paid Compensation Amount	$ 421,784	(50,122,840)	39,108,401
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the grant date fair value of the award. The following table details these adjustments: The value realized on the vesting date is based on the closing trading price of our common stock on the vesting date, multiplied by the number of RSUs and PSUs vested

Year	Executive(s)	Summary Compensation Table Total $	Subtract Equity Awards Granted in Fiscal Year $	Add Year-End Equity Fair Value $	Change in Value of Prior Equity Awards $	Add Equity Awards Vested and Granted in same Year $	Add Change in Value of Vested Equity Awards $	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions $	Compensation Actually Paid $
2022	CEO	17,769,126	(16,020,750)	5,738,758	(2,121,116)	—	(4,944,233)	—	421,784
	Other NEOs	3,219,666	(2,470,957)	1,305,352	(773,443)	—	(424,058)	3,029	859,589
2021	CEO	7,402,510	(6,544,670)	2,438,004	(51,571,878)	—	(1,846,806)	—	(50,122,840)
	Other NEOs	2,461,550	(2,002,150)	790,078	(3,789,474)	—	(593,808)	—	(3,133,804)
2020	CEO	8,989,919	(7,592,361)	12,642,432	24,498,927	—	569,484	—	39,108,401
	Other NEOs	2,470,786	(1,862,571)	2,167,144	1,344,866	—	278,308	(131,234)	4,267,300

Non-PEO NEO Average Total Compensation Amount	$ 3,219,666	2,461,550	2,470,786
Non-PEO NEO Average Compensation Actually Paid Amount	$ 859,589	(3,133,804)	4,267,300
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the grant date fair value of the award. The following table details these adjustments: The value realized on the vesting date is based on the closing trading price of our common stock on the vesting date, multiplied by the number of RSUs and PSUs vested.

Year	Executive(s)	Summary Compensation Table Total $	Subtract Equity Awards Granted in Fiscal Year $	Add Year-End Equity Fair Value $	Change in Value of Prior Equity Awards $	Add Equity Awards Vested and Granted in same Year $	Add Change in Value of Vested Equity Awards $	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions $	Compensation Actually Paid $
2022	CEO	17,769,126	(16,020,750)	5,738,758	(2,121,116)	—	(4,944,233)	—	421,784
	Other NEOs	3,219,666	(2,470,957)	1,305,352	(773,443)	—	(424,058)	3,029	859,589
2021	CEO	7,402,510	(6,544,670)	2,438,004	(51,571,878)	—	(1,846,806)	—	(50,122,840)
	Other NEOs	2,461,550	(2,002,150)	790,078	(3,789,474)	—	(593,808)	—	(3,133,804)
2020	CEO	8,989,919	(7,592,361)	12,642,432	24,498,927	—	569,484	—	39,108,401
	Other NEOs	2,470,786	(1,862,571)	2,167,144	1,344,866	—	278,308	(131,234)	4,267,300

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The charts below show, for the past three years, the relationship between the “compensation actually paid” and our TSR.
Compensation Actually Paid vs. Net Income [Text Block]

The charts below show, for the past three years, the relationship between the “compensation actually paid” and our net income (loss).

Compensation Actually Paid vs. Net Income (Loss) $50 $40 $30 $20 $10 $0 -$10 -$20 -$30 -$40 -$50 -$60 Compensation Actually Paid ($M) $39.11 $4.27 ($83.1) ($131.4) $3.0 ($50.12) ($3.13) ($131.4) $0.42 $0.86 $20.0 $0.0 ($20.0) ($40.0) ($60.0) ($80.0) ($100.0) ($120.0) ($140.0) Net Income ($M) 12/31/2020 12/31/2021 12/31/2022 PEO CAP ($M) Average NEO CAP ($M) Net Income (Loss)($M)

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The charts below show, for the past three years, the relationship between the “compensation actually paid” and our revenue.

Compensation Actually Paid vs. Revenue Compensation Actually Paid($M) $50 $40 $30 $20 $10 $0 -$10 -$20 -$30 -$40 -$50 -$60 $39.11 $4.27 $362.0 $386.9 $406.4 ($50.12) ($3.13) $0.42 $0.86 $410.0 $400.0 $390.0 $380.0 $370.0 $360.0 $350.0 $340.0 $330.0 Revenue ($M) 12/31/2020 12/31/2021/ 12/31/2022 PEO CAP ($M) Average NEO CAP ($M) Revenue($M)

Total Shareholder Return Vs Peer Group [Text Block]	The charts below show, for the past three years, the relationship of our TSR relative to the S&P Healthcare Equipment Select Industry Index.
Tabular List [Table Text Block]

2022 Performance Measures

The Committee believes in using a mix of performance measures throughout our annual and long-term incentive programs to align executive pay with Company performance. As required by SEC rules, the performance measures identified as the most important for NEOs’ 2022 compensation decisions are listed in the table below, each of which is described in more detail in the CD&A under the section “2022 Compensation Program Element”.

Most Important Performance Measures
Relative TSR
Revenue
Adjusted EBITDA
Net Income

Total Shareholder Return Amount	$ 33.69	68.97	147.27
Peer Group Total Shareholder Return Amount	105.61	137.80	133.15
Net Income (Loss)	$ 3,000,000.0	$ (131,400,000)	$ (83,100,000)
Company Selected Measure Amount	406,400,000	386,900,000	362,000,000.0
PEO Name	Mr. Grossman	Mr. Grossman	Mr. Grossman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
PEO [Member] | Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (16,020,750)	$ (6,544,670)	$ (7,592,361)
PEO [Member] | Year-End Equity Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,738,758	2,438,004	12,642,432
PEO [Member] | Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,121,116)	(51,571,878)	24,498,927
PEO [Member] | Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,944,233)	(1,846,806)	569,484
Non-PEO NEO [Member] | Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,470,957)	(2,002,150)	(1,862,571)
Non-PEO NEO [Member] | Year-End Equity Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,305,352	790,078	2,167,144
Non-PEO NEO [Member] | Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(773,443)	(3,789,474)	1,344,866
Non-PEO NEO [Member] | Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(424,058)	$ (593,808)	278,308
Non-PEO NEO [Member] | Value of Equity Awards that Failed to Meet Vesting Condition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,029		$ (131,234)